Average Annual Total Returns - Class 1 Shares - JPMorgan Insurance Trust US Equity Portfolio	Class 1 Past1 Year	Class 1 Past5 Years	Class 1 Past10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past10 Years
Total	25.26%	16.01%	14.27%	18.40%	15.22%	13.88%